FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01700

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/04

Item 1. Schedule of Investments.

FRANKLIN GOLD AND PRECIOUS METALS FUND

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2004
--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ................................................ 3
Notes to Statement of Investments ....................................... 5


                                      [LOGO
                                    OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                             FRANKLIN o TEMPLETON o
                                  MUTUAL SERIES


                                          Quarterly Statement of Investments | 1
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FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------
                                                                               Country      Shares/Warrants       Value
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 96.3%
    GOLD AND DIVERSIFIED RESOURCES 8.9%
    Anglo American PLC ..................................................    United Kingdom         256,100   $    5,618,436
    Anglo American PLC, ADR .............................................    United Kingdom         420,479        9,351,453
    Freeport McMoRan Copper & Gold Inc., B ..............................     United States         999,211       36,191,422
  a Mvelaphanda Resources Ltd. ..........................................     South Africa        2,250,000        6,273,474
    Rio Tinto PLC .......................................................    United Kingdom         110,401        2,888,581
  a Sociedad Minera El Brocal SA ........................................         Peru                1,006            1,967
                                                                                                              -----------------

                                                                                                                  60,325,333
                                                                                                              -----------------
    GOLD EXPLORATION 3.4%
  a Alamos Gold Inc. ....................................................        Canada             346,400          926,956
  a Alamos Gold Inc., 144A ..............................................        Canada             400,000        1,070,388
  a Bendigo Mining Ltd. .................................................       Australia         4,000,000        3,202,514
  a Ivanhoe Mines Ltd. ..................................................        Canada           1,628,600        9,625,216
  a Ivanhoe Mines Ltd., wts., 12/19/05 ..................................        Canada             159,300           94,148
  a Metallica Resources Inc. ............................................        Canada             988,998        1,217,728
  a Metallica Resources Inc., wts., 12/11/08 ............................        Canada             494,499          160,334
a,c Miramar Mining Corp. ................................................        Canada           1,330,000        1,845,024
a,c Miramar Mining Corp., wts., 6/09/05 .................................        Canada             165,000               --
  a Nevsun Resources Ltd. ...............................................        Canada             877,000        1,583,747
a,c Semafo Inc. .........................................................        Canada           3,000,000        2,758,055
a,c Semafo Inc., 144A, wts., 12/18/06 ...................................        Canada           1,225,000          163,903
                                                                                                              -----------------
                                                                                                                  22,648,013
                                                                                                              -----------------
    LONG LIFE GOLD MINES 58.0%
    Agnico-Eagle Mines Ltd. .............................................        Canada             525,000        8,111,250
    AngloGold Ashanti Ltd. ..............................................     South Africa          132,530        4,923,332
    AngloGold Ashanti Ltd., ADR .........................................     South Africa        1,021,327       37,870,805
    Barrick Gold Corp. ..................................................        Canada           2,168,171       48,805,529
  a Centerra Gold Inc., 144A ............................................        Canada             536,600        9,470,060
    Compania De Minas Buenaventura SA ...................................         Peru              100,593        2,523,145
    Compania de Minas Buenaventura SA, ADR ..............................         Peru              988,986       24,566,412
    Gold Fields Ltd. ....................................................     South Africa          704,999        9,945,214
    Gold Fields Ltd., ADR ...............................................     South Africa          854,528       12,322,294
    Harmony Gold Mining Co. Ltd. ........................................     South Africa        1,693,000       19,839,735
    Harmony Gold Mining Ltd., ADR .......................................     South Africa          200,000        2,360,000
    Highland Gold Mining Ltd. ...........................................    United Kingdom         250,000        1,235,645
  a Lihir Gold Ltd. .....................................................   Papua New Guinea      8,566,841        7,948,582
  a Lihir Gold Ltd., ADR, 144A ..........................................   Papua New Guinea         50,000          940,000
  a Meridian Gold Inc. ..................................................        Canada           1,965,260       33,232,645
    Newcrest Mining Ltd. ................................................       Australia         3,930,828       49,001,156
    Newmont Mining Corp. ................................................     United States         800,714       38,049,929
  a Oxiana Ltd. .........................................................       Australia         9,882,655        7,172,865
    Placer Dome Inc. ....................................................        Canada           2,766,655       58,791,419
  a Randgold Resources Ltd., ADR ........................................    Jersey Islands       1,272,600       13,845,888
  a Western Areas Ltd. ..................................................     South Africa          402,225        1,698,065
  a Western Areas Ltd., ADR .............................................     South Africa           26,430          111,579
                                                                                                              -----------------
                                                                                                                 392,765,549
                                                                                                              -----------------


                                          Quarterly Statement of Investments | 3

FRANKLIN GOLD AND PRECIOUS METALS FUND

-----------------------------------------------------------------------------------------------------------------------------
                                                                               Country      Shares/Warrants       Value
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONT.)
  MEDIUM LIFE GOLD MINES 15.0%
a Apollo Gold Corp. ...................................................        Canada           1,150,000   $      792,941
a Cambior Inc. ........................................................        Canada           2,130,000        6,486,600
a Eldorado Gold Corp. .................................................        Canada           1,920,000        6,146,522
a Glamis Gold Ltd. ....................................................        Canada           1,041,000       20,643,030
  Iamgold Corp. .......................................................        Canada           1,017,400        7,624,758
  Kingsgate Consolidated Ltd. .........................................       Australia         1,855,148        3,983,894
a Kinross Gold Corp. ..................................................        Canada           2,458,012       18,401,042
a Northgate Minerals Corp. ............................................        Canada           1,300,000        2,230,248
a Queenstake Resources Ltd. ...........................................        Canada           7,500,000        3,386,004
a Rio Narcea Gold Mines Ltd. ..........................................        Canada           1,100,000        2,483,070
a Wheaton River Minerals Ltd. .........................................        Canada           5,500,000       17,994,652
a Wheaton River Minerals Ltd., wts., 5/30/07 ..........................        Canada             912,500        1,782,680
a Yamana Gold Inc. ....................................................        Canada           2,640,000        7,476,298
a Yamana Gold Inc., wts., 7/31/08 .....................................        Canada           1,150,000        2,076,749
                                                                                                            -----------------
                                                                                                               101,508,488
                                                                                                            -----------------
  MUTUAL FUNDS 1.2%
  Central Fund Canada - Class A .......................................        Canada           1,405,000        8,247,350
                                                                                                            -----------------
  PLATINUM & Palladium 9.8%
  Anglo American Platinum Corp. Ltd. ..................................     South Africa           40,000        1,535,156
  Anglo American Platinum Corp. Ltd., ADR .............................     South Africa          571,138       21,919,649
  Impala Platinum Holdings Ltd. .......................................     South Africa          248,000       20,060,947
  Impala Platinum Holdings Ltd., ADR ..................................     South Africa          771,200       15,595,768
a North American Palladium Ltd. .......................................        Canada             501,500        4,190,659
a Stillwater Mining Co. ...............................................     United States         253,246        3,130,121
                                                                                                            -----------------
                                                                                                                66,432,300
                                                                                                            -----------------
  TOTAL COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (COST $426,963,803) ..                                        651,927,033
                                                                                                            -----------------


Country                                                                                         Shares

  SHORT TERM INVESTMENTS (COST $25,223,256) 3.7%
  MONEY FUND
b Franklin Institutional Fiduciary Trust Money Market Portfolio .......     United States      25,223,256       25,223,256
                                                                                                            -----------------
  TOTAL INVESTMENTS (COST $452,187,059) 100.0% ........................                                        677,150,289
  OTHER ASSETS, LESS LIABILITIES ......................................                                            289,020
                                                                                                            -----------------
  NET ASSETS 100.0% ...................................................                                     $  677,439,309
                                                                                                            -----------------





aNon-income producing.
bThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
cSee Note 2 regarding restricted securities.


4 |  See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)


Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.


1. INCOME TAXES

At October 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ......................................  $452,247,294
                                                            ------------
Unrealized appreciation ..................................  $237,199,813
Unrealized depreciation ..................................   (12,296,818)
                                                            ------------
Net unrealized appreciation (depreciation) ...............  $224,902,995
                                                            ------------


2. RESTRICTED SECURITIES

At October 31, 2004, the Fund held investments in restricted and illiquid securities, as follows:

----------------------------------------------------------------------------------------------------
   Principal                                                  Acquisition
  Amount/Shares    Issuer                                         Date         Cost           Value
----------------------------------------------------------------------------------------------------
    1,330,000   Miramar Mining Corp. .........................  10/3/03    $2,548,786     $1,845,024
      165,000   Miramar Mining Corp. wts., 6/09/05 ...........  12/5/03        17,537             --
    3,000,000   Semafo Inc. ..................................  12/18/03    2,414,008      2,758,055
    1,225,000   Semafo Inc., 144A, wts 12/18/06 ..............  12/18/03       21,630        163,903
                                                                           -------------------------
 TOTAL RESTRICTED SECURITIES (.7% OF NET ASSETS)                           $5,001,961     $4,766,982
                                                                           -------------------------






For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 5

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN GOLD AND PRECIOUS METALS FUND

By /S/JIMMY D. GAMBILL
   ---------------------
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   ---------------------
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004


By /S/GALEN G. VETTER
   ---------------------
      Chief Financial Officer
Date    December 16, 2004













                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Gold and Precious Metals Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 16, 2004

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Gold and Precious Metals Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 16, 2004


/s/GALEN G. VETTER
Chief Financial Officer